Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

For the year ended December 31	Note	AROs	Other (1)	Total
January 1, 2024		163	188	351
Additions		—	52	52
Usage		(9)	(36)	(45)
Reversals		—	(12)	(12)
Acquisition		7	—	7
December 31, 2024		161	192	353
Current	23	32	33	65
Non-current	28	129	159	288
December 31, 2024		161	192	353
(1) Other includes environmental, legal, vacant space and other provisions.